Pensions - Analysis of Timing of the Future Pension Payment (Detail) $ in Thousands	Dec. 31, 2022 TWD ($)
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 343,842
Within 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	32,483
1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	52,470
2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	90,001
5-10 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 168,888